Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Cost Of Revenues
Schedule of cost of revenues
	For the year ended December 31
	2015	2016	2017
	Thousand NIS	Thousand NIS	Thousand NIS
According to sources of revenue -
Printers rental	-	49	427
Consumables	-	23	222
Sales of printers	-	-	822
Total	-	72	1,471